Financial Instruments and Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 371,600	$ 340,356
Financial liabilities, at fair value	1,259,024	1,114,110
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	924,980	828,024
Loans and borrowings | Revolving credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	527,368	560,788
Financial liabilities, at fair value	539,454	582,118
Loans and borrowings | 2023 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	123,720	0
Financial liabilities, at fair value	181,453	0
Loans and borrowings | 2020 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	135,288	132,196
Financial liabilities, at fair value	142,203	135,014
Loans and borrowings | 2019 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	138,604	135,040
Financial liabilities, at fair value	147,033	146,367
Liability component | 2020 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	132,800	130,000
Liability component | 2019 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	138,100	134,900
Equity component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	31,070	9,601
Financial liabilities, at fair value	31,710	10,965
Equity component | 2020 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	9,400	5,000
Equity component | 2019 convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	8,900	11,500
Non-current receivables from asset sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	20,965
Financial assets, at fair value	$ 0	$ 20,965